Shareholder Report, Average Annual Return (Details) 1014023_Franklin FTSE Eurozone ETF_Single Class_TSR Annual {Single Class}		12 Months Ended	60 Months Ended	101 Months Ended
		Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Franklin FTSE Eurozone ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Franklin FTSE Eurozone ETF (NAV)
Average Annual Return, Percent		20.09%	11.43%	9.50%
FTSE Developed Eurozone Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE Developed Eurozone Index-NR
Average Annual Return, Percent		19.80%	9.09%	7.02%
Linked FTSE Developed Eurozone Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Linked FTSE Developed Eurozone Index-NR
Average Annual Return, Percent	[1]	19.80%	11.26%	9.37%

[1]
†	The Linked FTSE Developed Eurozone Index-NR measures the performance of the Fund’s previous underlying index (the FTSE Developed Europe Capped Hedged Index-NR) from Fund inception through July 31, 2023 followed by the performance of the Fund’s Underlying Index thereafter.